Segmented Information (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating Segments [Member]
Segmented Information (Details) [Line Items]
Number of reportable operating segments	3	3
Corporate Segment [Member]
Segmented Information (Details) [Line Items]
Number of reportable operating segments		1
Exploration and Development [Member]
Segmented Information (Details) [Line Items]
Number of reportable operating segments		2